Equity-accounted Investments (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Condensed Summary of Company's Financial Information for Joint Venture
A condensed summary of the Company’s investments in equity-accounted investments by segment, which includes loans and net advances to equity-accounted investments, is as follows (in thousands of U.S. dollars, except percentages):

		As at December 31,
Equity-accounted Investments (1)	Ownership Percentage	2020 $	2019 $
Teekay LNG – Liquefied Gas
Angola Joint Venture	33%	81,786	84,474
Bahrain LNG Joint Venture	30%	36,220	64,017
Excalibur Joint Venture	50%	35,897	32,717
MALT Joint Venture	52%	353,804	344,571
Exmar LPG Joint Venture	50%	131,025	149,024
Pan Union Joint Venture	20%-30%	77,924	75,403
RasGas III Joint Venture	40%	96,210	120,917
Yamal LNG Joint Venture	50%	234,265	264,088
Teekay Tankers - Conventional Tankers
Wah Kwong Joint Venture	50%	28,560	28,111
		1,075,691	1,163,322
(1)Investments in equity-accounted investments is presented in prepaid expenses and other, investments in and loans, net to equity-accounted investments and accrued liabilities and other in the Company’s consolidated balance sheets.
A condensed summary of the Company’s financial information for certain equity-accounted investments (20% to 52%-owned) shown on a 100% basis (excluding the impact from purchase price adjustments arising from the acquisition of Joint Ventures) are as follows:

	As at December 31,
	2020 $	2019 $
Cash and restricted cash	400,816	375,800
Other assets – current	180,673	146,637
Vessels and equipment, including vessels related to finance leases and advances on newbuilding contracts	1,912,776	3,045,393
Net investment in direct financing leases	5,237,791	4,469,861
Other assets – non-current	216,331	169,925
Current portion of long-term debt and obligations related to finance leases	582,767	557,685
Other liabilities – current	232,466	188,665
Long-term debt and obligations related to finance leases	4,853,791	5,130,656
Other liabilities – non-current	350,057	224,903

	Year Ended December 31,
	2020 $	2019 $	2018 $
Revenues	1,008,112	1,103,255	2,042,483
Income from vessel operations	584,685	482,767	401,966
Realized and unrealized (loss) gain on non-designated derivative instruments	(94,760)	(72,305)	21,768
Net income (loss)	152,144	141,235	(6,188)